Interim Condensed Consolidated Financial Statements - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
1. Condensed Consolidated Financial Statements

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for quarterly reports on Form 10-Q and should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2015, included in the 2015 Annual Report on Form 10-K. All terms used but not defined elsewhere herein have the meaning ascribed to them in the Company’s 2015 Annual Report on Form 10-K filed on March 4, 2016. In the opinion of management, all adjustments (consisting of normal and recurring adjustments) considered necessary for a fair statement of the results of the interim periods presented have been included. The 2015 year-end condensed balance sheet data was derived from the audited financial statements but does not include all disclosures required by U.S. GAAP. The results of operations for the three and six months ended June 30, 2016 are not necessarily indicative of the results expected for the full year.

Our lead product is TPOXX™, also known as tecovirimat or ST-246.  In the Notes to the financial statements, our lead product is referred to as TPOXX™.

Background of Chapter 11 Case

On September 16, 2014 (the “Petition Date”), the Company filed a voluntary petition for relief under chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) chapter 11 Case Number 14-12623 (SHL). The Company operated its business as a “debtor-in-possession” until its emergence from chapter 11 of the Bankruptcy Code.  The Company emerged from chapter 11 of the Bankruptcy Code on April 12, 2016. The Company did not apply the provision of fresh start accounting as ownership of existing shares of the Company's common stock remained unaltered by the Third Amended Chapter 11 Plan.

The Company commenced the chapter 11 case to preserve and to ensure its ability to satisfy its commitments under the BARDA Contract (as defined in Note 3 to the financial statements) and to preserve its operations, which likely would have been jeopardized by the enforcement of a judgment stemming from the litigation with PharmAthene, Inc. (“PharmAthene”) (see “PharmAthene Litigation” below). While operating as a debtor-in-possession under chapter 11, the Company pursued an appeal of the Delaware Court of Chancery Final Order and Judgment, without having to post a bond.

Plan of Reorganization

On April 7, 2016, the Company filed its Third Amended Chapter 11 Plan (the "Plan"), which was supported by the official committee of unsecured creditors appointed in the Company's chapter 11 case (the "UCC"). The Plan, as more fully described below, addresses, among other things, how the Company will treat and satisfy its liabilities relating to the period prior to the commencement of its chapter 11 case, including all claims held by PharmAthene. On April 8, 2016, the Bankruptcy Court confirmed the Plan and on April 12, 2016, the Plan became effective (the "Effective Date of the Plan").

The Plan provides for, among other things:

•
Prepetition unsecured claims (other than PharmAthene’s claim) will be paid in cash in full. As of June 30, 2016, the Company has paid $785,000 of prepetition unsecured claims.  Remaining unpaid prepetition unsecured claims, other than those related to the PharmAthene claim, are $19,000 (no payments were made in July).

•
As of the Effective Date of the Plan, ownership of existing shares of the Company’s common stock remained unaltered by the Plan; however, existing shares are subject to potential future cancellation (without receipt of any consideration) in the event that PharmAthene’s claim is satisfied though the issuance of newly-issued shares of Company stock (option (ii) described in the bullet below).

•	As of the Effective Date of the Plan, the Company paid $5 million to PharmAthene, to be applied to payments to be made under option (i) set forth below, and otherwise nonrefundable.
•
The Company can treat PharmAthene’s claim under the Plan by one of three options: option (i) payment in full in cash of the Company’s obligation under the Delaware Court of Chancery Final Order and Judgment, which is estimated to be approximately $204 million as of June 30, 2016, by a date certain as specified in the Plan (currently October 19, 2016); or option (ii) delivery to PharmAthene of 100% of newly-issued stock of the Company, with all existing shares of the Company’s common stock being cancelled with no distribution to existing stockholders on account thereof; or option (iii) such other treatment as is mutually agreed upon by the Company and PharmAthene.  On July 8, 2016, pursuant to the Plan, the Company notified PharmAthene (the “Notification”) of its intention to satisfy PharmAthene’s claim by option (i), payment in full in cash.  As part of the Notification, the Company paid PharmAthene $20 million, which is to be applied to payments to be made under option (i) set forth above, and otherwise nonrefundable. As a consequence of the Notification and the payment of $20 million to PharmAthene, the Company has until October 19, 2016 (“Final Treatment Date”) to treat the PharmAthene Claim under the Plan.  Pursuant to the terms of the Plan, the Notification does not preclude treatment of the PharmAthene claim by option (ii) or option (iii) set forth above.  Additionally, on July 20, 2016, a joint motion was filed by the Company and PharmAthene with the Bankruptcy Court in which the Company and PharmAthene jointly propose to further extend the Final Treatment Date to November 30, 2016, provided that the Company makes a $100 million payment to PharmAthene by October 19, 2016.  The $100 million payment would be applied to payments to be made under option (i), and otherwise non-refundable.  A Bankruptcy Court hearing for this motion is scheduled for August 15, 2016.

In addition, the Plan requires the Company to comply with certain affirmative and negative covenants from the Effective Date of the Plan until the covenants are terminated as provided under the Plan, and if the Company breaches any covenant, PharmAthene is entitled to exercise certain remedies provided in the Plan. In summary, the covenants:

•	restrict, limit or prohibit a broad range of potential financial, investment, strategic, and operational transactions, and actions; and
•
restrict many types of liens, asset transfers, dividends or indebtedness (unless resulting in full  payment of the PharmAthene claim), limit expenditures (including SG&A and R&D expenses) and investments, require maintenance of insurance and intellectual property, restrict certain types of new contracts or changes/terminations to existing contracts, limit a range of employee-related transactions or actions, restrict certain types of tax changes, limit transactions with affiliates and require maintenance of the Company’s business, in particular with respect to its obligations under the BARDA Contract.

The Company does not expect ordinary course activities to be materially impacted by the covenants contained in the Plan, and the Company does not expect the covenants to have a material impact on the ultimate treatment of the PharmAthene claim.

The Plan further provides that an event of default with respect to a covenant contained in the Plan can occur if:

•	the Company provides PharmAthene with notice that an event of default has occurred and is continuing; or
•	the Bankruptcy Court makes a determination that an event of default has occurred and is continuing.

If an event of default occurs due to a breach of a covenant contained in the Plan, the remedies provided for in the Plan are:

•	the Company would be required to deposit all cash on hand in excess of $50 million in a collateral account for the benefit of PharmAthene;
•	liens on Company assets would be granted to unsecured creditors to secure any remaining payments to be made to creditors under the Plan;
•	a monitor would be appointed by PharmAthene, and stationed at the Company, to approve any payments made by the Company; and
•	the Company’s Board of Directors would be reconstituted, with a majority of directors appointed by PharmAthene.

Liabilities Subject to Compromise

Upon emergence from chapter 11 of the Bankruptcy Code, the Company substantially paid all of its Liabilities Subject to Compromise (prepetition liabilities), except for those liabilities related to the PharmAthene claim.  The PharmAthene claim has been reclassified from Liabilities Subject to Compromise (non-current liability) to PharmAthene liability (current liability).

The amounts recorded as Liabilities Subject to Compromise represented amounts expected to be allowed in the Company’s chapter 11 case, even if they may be settled for lesser amounts. Such liabilities were reported at the Company's current estimate, where an estimate was determinable, of the allowed claim amount, even though they may have been settled for lesser amounts.

As of December 31, 2015 Liabilities Subject to Compromise consisted of the following:
	December 31, 2015
Accounts payable - pre-petition	$834,219
Accrual- PharmAthene Litigation	205,400,068	(1)
Other accrued expenses - pre-petition	737,883
Total	$206,972,170
(1) Includes a $3.2 million accrual at December 31, 2015 for reimbursement of PharmAthene attorney's fees and expert fees, against which there is a $2.7 million surety bond that has cash collaterization of $1.3 million.

PharmAthene Litigation

On August 8, 2014, the Delaware Court of Chancery issued its Remand Opinion and related order in the litigation initiated against the Company in 2006 by PharmAthene. In the Remand Opinion, the Court of Chancery determined, among other things, that PharmAthene is entitled to a lump sum damages award for its lost profits related to TPOXX™, with interest and fees, based on United States government purchases of the Company's smallpox drug allegedly anticipated as of December 2006. On January 15, 2015, the Delaware Court of Chancery entered its Final Order and Judgment awarding PharmAthene approximately $195 million, including pre-judgment interest up to January 15, 2015 (the “Outstanding Judgment”).  On January 16, 2015, the Company filed a notice of appeal of the Outstanding Judgment with the Delaware Supreme Court.  On October 7, 2015, the Delaware Supreme Court heard oral argument, en banc. On December 23, 2015 the Delaware Supreme Court affirmed the Outstanding Judgment (the “Delaware Supreme Court Affirmation”). As of June 30, 2016, the accrued obligation under the Delaware Court of Chancery Final Order and Judgment, including post-judgment and Plan-specified interest, is estimated to be approximately $204 million.  The Outstanding Judgment award will be satisfied in accordance with the Plan as described above.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s ability to continue as a going concern is impacted by the Delaware Supreme Court Affirmation, as well as by the uncertainty attendant to the exact manner in which PharmAthene's claim will be treated under the Plan.  As of June 30, 2016, the accrued obligation under the Delaware Court of Chancery Final Order and Judgment, including post-judgment and Plan-specified interest, is estimated to be approximately $204 million. In addition, as of June 30, 2016, the Company has a net capital deficiency of $304 million. These factors raise substantial doubt about the Company’s ability to continue as a going concern. As such, the realization of assets and the satisfaction of liabilities are subject to uncertainties. The accompanying financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.

Other Matters

On the Effective Date of the Plan in accordance with the Plan, the Company filed an amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”). The Amended and Restated Certificate of Incorporation contains certain amendments to the Company’s certificate of incorporation, including an increase in the number of shares of common stock the Company has authority to issue.  Under the Amended and Restated Certificate of Incorporation, the Company has authority to issue up to 600,000,000 shares of common stock.

On September 16, 2014, the Company received a letter from the NASDAQ Stock Market LLC asserting that, based on the Company’s chapter 11 filing, the Company no longer met the continuing listing requirements necessary to maintain its listing on the NASDAQ Stock Market and would be promptly delisted. On March 18, 2015, after the expiration of an extension of time granted pursuant to a Company appeal, the Company received a letter from the NASDAQ hearings panel stating that the Company's securities would be delisted from the NASDAQ Stock Market.  On March 20, 2015, the Company's common shares were suspended from trading on the NASDAQ Global Market at the opening of business and the Company's shares began trading on the OTC Markets under the "SIGAQ" symbol.  Following the Effective Date of the Plan, on April 18, 2016, the trading of the Company's shares on the OTC Markets moved from the "SIGAQ" symbol to the "SIGA" symbol.

1.	Organization and Basis of Presentation

Description of Business

SIGA Technologies, Inc. (“SIGA” or the “Company”) is a company specializing in the development and commercialization of solutions for serious unmet medical needs and biothreats. The Company’s lead product is Tecovirimat, also known as ST-246®, an orally administered antiviral drug that targets orthopoxviruses. While Tecovirimat is not yet licensed as safe or effective by the U.S. Food & Drug Administration, it is a novel small-molecule drug that is being delivered to the Strategic National Stockpile under Project Bioshield.

Chapter 11 Filing

On September 16, 2014 (the “Petition Date”), the Company filed a voluntary petition for relief under chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) chapter 11 Case Number 14-12623 (SHL). The Company is continuing to operate its business as a “debtor-in-possession” in accordance with the applicable provisions of the Bankruptcy Code.

The Company commenced the chapter 11 case to preserve and to ensure its ability to satisfy its commitments under the BARDA Contract (as defined in Note 3 to the financial statements) and to preserve its operations, which likely would have been jeopardized by the enforcement of a judgment stemming from the litigation with PharmAthene, Inc. (“PharmAthene”) (see below “PharmAthene Litigation”). While operating as a debtor-in-possession under chapter 11, the Company pursued an appeal of the Delaware Court of Chancery Final Order and Judgment (as defined below), without having to post a bond. On December 23, 2015, the Delaware Supreme Court affirmed the Delaware Court of Chancery Final Order and Judgment.

On December 15, 2015, the Company filed a Plan of Reorganization. Subsequent to the initial filing, amendments have been made to the Plan of Reorganization (as amended (the “POR”). The POR is supported by the official committee of unsecured creditors appointed in the Company’s chapter 11 case. Please see the section titled Plan of Reorganization for details regarding the POR. The implementation of the POR is subject to confirmation thereof by the Bankruptcy Court in accordance with the provisions of the Bankruptcy Code and the occurrence of the effective date under the POR.

PharmAthene Litigation

On August 8, 2014, the Delaware Court of Chancery issued its Remand Opinion and related order in the litigation initiated against the Company in 2006 by PharmAthene. In the Remand Opinion, the Court of Chancery determined, among other things, that PharmAthene is entitled to a lump sum damages award for its lost profits related to Tecovirimat, with interest and fees, based on United States government purchases of the Company’s smallpox drug allegedly anticipated as of December 2006. On January 15, 2015, the Delaware Court of Chancery entered its Final Order and Judgment awarding PharmAthene approximately $195 million, including pre-judgment interest up to January 15, 2015 (the “Outstanding Judgment”). On January 16, 2015, the Company filed a notice of appeal of the Outstanding Judgment with the Delaware Supreme Court and, on January 30, 2015, PharmAthene filed a notice of cross appeal. On October 7, 2015, the Delaware Supreme Court heard oral argument, en banc. On December 23, 2015 the Delaware Supreme Court affirmed the Outstanding Judgment (the “Delaware Supreme Court Affirmation”). As of December 31, 2015, the accrued obligation under the Delaware Court of Chancery Final Order and Judgment, including post-judgment interest, is estimated to be $205 million. The Company’s pending chapter 11 case prevents PharmAthene from taking any enforcement action with respect to the Outstanding Judgment.

Administration of Chapter 11 Case

On September 17, 2014, the Company received Bankruptcy Court approval of certain “first-day” motions, which preserved the Company’s ability to continue operations without interruption in chapter 11. As part of the “first-day” motions, the Company received approval to pay or otherwise honor certain pre-petition obligations generally designed to support the Company’s operations. Additionally, the Bankruptcy Court confirmed the Company’s authority to pay for goods and services received post-petition in the ordinary course of business.

In October 2014, the U.S. Trustee for the Southern District of New York (the “U.S. Trustee”) appointed an official committee of unsecured creditors (the “UCC”). The UCC has a right to be heard on any issue in the Company’s chapter 11 case. There can be no assurance that the UCC will support the Company’s positions on matters to be presented to the Bankruptcy Court.

As part of the chapter 11 case, the Company has retained, pursuant to Bankruptcy Court authorization, legal and other professionals to advise the Company in connection with the administration of its chapter 11 case and its litigation with PharmAthene, and certain other professionals to provide services and advice in the ordinary course of business. From time to time, the Company may seek Bankruptcy Court approval to retain additional professionals.

Pursuant to an order of the Bankruptcy Court, dated October 28, 2014, the Company was authorized to pay pre-petition obligations to certain service providers that are fully reimbursable by the U.S. Biomedical Advanced Research and Development Authority (“BARDA”) pursuant to the BARDA Contract (as defined in Note 4). Pursuant to an order of the Bankruptcy Court, dated January 14, 2015, the Company was authorized to satisfy a fully-secured term loan provided by General Electric Capital Corporation in the approximate amount of $1.8 million. Such amount, and related fees, was paid by the Company on January 16, 2015 and all liens securing the credit facility were released.

Pursuant to orders entered by the Bankruptcy Court in April 2015, the Company was authorized to consummate the following transactions: assumption of the BARDA Contract, as amended by the BARDA Amendment (as defined in Note 4 to the financial statements); assumption of the Company’s commercial manufacturing agreement (the “Commercial Manufacturing Agreement”) with Albemarle Corporation (“Albemarle”), as amended by a 2015 amendment (the “2015 Amendment”); and assumption of the Company’s lease with Research Way Investments, as amended by the Tenth Addendum to Commercial Lease, for the Company’s research and development facility located at 4575 S.W. Research Way, Corvallis, Oregon. The 2015 Amendment to the Commercial Manufacturing Agreement with Albemarle provides the Company with improved pricing on future purchases of active pharmaceutical ingredient (“API”) for Tecovirimat. As part of the assumption of the Commercial Manufacturing Agreement, as amended, on April 30, 2015, the Company paid Albemarle’s prepetition claim under the Commercial Manufacturing Agreement of approximately $2.7 million. The Tenth Addendum to the Commercial Lease with Research Way Investments reduced the Company’s rent costs for the research and development facility by approximately $35,000 per month, starting May 1, 2015. Additionally, as part of the Tenth Addendum, Research Way Investments withdrew its proof of claim for $971,451 filed in the Bankruptcy Court.

Plan of Reorganization

On December 15, 2015, the Company filed a Plan of Reorganization. Subsequent to the initial filing, amendments have been made to the Plan of Reorganization (as amended the “POR”). Implementation of the POR is subject to confirmation thereof by the Bankruptcy Court in accordance with the provisions of the United States Bankruptcy Code and the occurrence of the effective date under the POR. The POR is supported by the UCC. There can be no assurance that the POR will be confirmed by the Bankruptcy Court. The POR, as more fully described below, addresses, among other things, how the Company will treat and satisfy its liabilities relating to the period prior to the commencement of its chapter 11 case, including all claims held by PharmAthene.

By the order dated February 16, 2016, the Bankruptcy Court approved the Company’s Disclosure Statement for the POR (the “Disclosure Statement”), thereby enabling the Company to solicit acceptances or rejections of the POR from those creditors entitled to vote on the POR. The Bankruptcy Court has scheduled a hearing to consider confirmation of the POR for April 5, 2016.

The POR provides for, among other things:

•	Prepetition unsecured claims (other than PharmAthene’s claim) will be paid in cash in full.
•	Upon the effective date of the POR, ownership of existing shares of the Company’s common stock shall remain unaltered by the POR; however, existing shares will be subject to potential future cancellation (without receipt of any consideration) in the event that PharmAthene’s claim is satisfied through the issuance of newly issued shares of SIGA stock (option (ii) described below).
•	Once the Delaware Supreme Court enters final judgment on the December 23 ruling (which is expected to occur on or about March 22, 2016), the Company will have 120 days (subject to a possible 90 day extension) to select one of the following options to satisfy PharmAthene’s claim under the POR: (i) payment in full in cash of the Company’s obligation under the Delaware Court of Chancery Final Order and Judgment, which is estimated to be approximately $205 million as of December 31, 2015; (ii) delivery to PharmAthene of 100% of newly-issued stock of SIGA, with all existing shares of the Company’s common stock being cancelled with no distribution to existing stockholders on account thereof; or (iii) such other treatment as is mutually agreed upon by the Company and PharmAthene.
*	The 120 day period can be extended for a maximum of 90 additional days in exchange for payment by the Company of $20 million to PharmAthene to be applied to payments to be made under option (i) set forth above (if selected), and otherwise nonrefundable.
*	In addition, PharmAthene shall be paid $5 million on the effective date of the POR to be applied to payments to be made under option (i) set forth above (if selected), and otherwise nonrefundable.
•	The POR requires the Company to comply with certain affirmative and negative covenants from the date the POR becomes effective until the covenants are terminated as provided under the POR, and if the Company breaches any covenant, PharmAthene is entitled to exercise certain remedies provided in the POR.

Pre-Petition Claims

As a result of the chapter 11 filing, the payment of pre-petition liabilities is generally subject to compromise pursuant to a plan of reorganization. Generally, under the Bankruptcy Code, actions to enforce or otherwise effect payment of pre-bankruptcy filing liabilities are stayed. Although payment of pre-petition claims generally is not permitted, the Bankruptcy Court granted the Company authority to pay certain pre-petition claims in designated categories and subject to certain terms and conditions. Among other things, the Bankruptcy Court authorized the Company to pay certain pre-petition claims relating to employees, critical vendors, a fully-secured pre-petition term loan, and services for which the Company receives reimbursement from the government.

On October 30, 2014, the Company filed its schedules of assets and liabilities and statement of financial affairs (the “Schedules”) with the Bankruptcy Court. The Bankruptcy Court entered an order setting March 30, 2015 as the deadline for filing proofs of claim (the “Bar Date”). The Bar Date is the date by which claims against the Company relating to the period prior to the commencement of the Company’s chapter 11 case must be filed if such claims are not listed in liquidated, non-contingent and undisputed amounts in the Schedules, or if the claimant disagrees with the amount, characterization or classification of its claim as reflected in the Schedules. Claims that are subject to the Bar Date and which are not filed on or prior to the Bar Date may be barred from participating in any distribution that may be made under a plan of reorganization in the Company’s chapter 11 case.

As of February 15, 2016 approximately 126 proofs of claim were outstanding (including claims that were previously identified on the Schedules), a portion of which assert, in part or in whole, unliquidated claims. Prior to the Bar Date, PharmAthene asserted a claim in the amount of $194,649,042, which reflects pre-judgment interest up to January 15, 2015 on the Delaware Court of Chancery Final Order and Judgment. It is estimated that, as of December 31, 2015, the accrued obligation to PharmAthene under the Delaware Court of Chancery Final Order and Judgment, including post-judgment interest, is $205 million. Excluding the PharmAthene claim, all other liquidated proofs of claim amount to $3,037,125.

Separately, a contingent and unliquidated claim was filed by BARDA prior to the Bar Date in the amount of $109,339,609 in connection with amounts BARDA identified as subject to repayment in the event that the Company fails to perform under the terms of the BARDA Contract. As a result of the assumption of the BARDA Contract, as described above, BARDA withdrew the claim on August 4, 2015.

Certain proof of claims that have been filed relate to amounts which have been paid by the Company as of December 31, 2015.

The Company will ask the Bankruptcy Court to disallow claims that the Company believes are duplicative, have been later amended or superseded, are without merit, are overstated, have already been paid, or should be disallowed for other reasons. In addition, as a result of this process, the Company may identify additional liabilities that will need to be recorded or reclassified to Liabilities Subject to Compromise. The resolution of such claims could result in material adjustments to the Company’s financial statements. The determination of how liabilities will ultimately be treated cannot be made until the Bankruptcy Court confirms a plan of reorganization and such plan becomes effective. Accordingly, the ultimate amount or treatment of such liabilities is not determinable at this time.

Financial Reporting in Reorganization

The Company applied Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 852, Reorganizations effective on September 16, 2014, which is applicable to companies under bankruptcy protection, and requires amendments to the presentation of key financial statement line items. It requires that the financial statements for periods subsequent to the chapter 11 filing distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Revenues, expenses, realized gains and losses, and provisions for losses that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the consolidated statements of operations. The balance sheet must distinguish pre-petition Liabilities Subject to Compromise from both those pre-petition liabilities that are not subject to compromise and from post-petition liabilities. Liabilities that may be subject to a plan of reorganization must be reported at the amounts expected to be allowed in the Company’s chapter 11 case, even if they may be settled for lesser amounts as a result of the plan of reorganization or negotiations with creditors. In addition, cash used by reorganization items are disclosed separately in the consolidated statements of cash flow.

Other Matters Related to the Chapter 11 Case

By motion filed with the Bankruptcy Court on April 8, 2015 (the “UCC 2004 Motion”), the UCC sought authority to take discovery under Federal Rule of Bankruptcy Procedure 2004 (“Rule 2004”) with respect to certain discrete matters. Rule 2004 permits a creditors’ committee appointed in a chapter 11 case or other party in interest, subject to Bankruptcy Court approval, to conduct broad discovery relating to the acts, conduct, property and liabilities of a debtor or with respect to any matter that may affect the administration of the debtor’s bankruptcy case. The UCC 2004 Motion was filed for the purpose of determining whether the Company’s estate has claims against certain officers and directors in connection with the matters sought to be investigated pursuant to the UCC 2004 Motion.

Pursuant to an order of the Bankruptcy Court, dated June 16, 2015 (the “2004 Order”), the UCC 2004 Motion was granted, in part, with regard to certain discovery requests specifically listed in the UCC 2004 Motion.

By a motion filed with the Bankruptcy Court on September 1, 2015, the UCC sought further discovery under Rule 2004 from PharmAthene and certain third parties with respect to one of the matters set forth in the UCC 2004 Motion. By order of the Bankruptcy Court dated October 2, 2015, the terms of which were agreed to by the Company and the UCC, the UCC was authorized to obtain certain additional discovery from PharmAthene related to the PharmAthene litigation.

As of the date hereof, the Company, pursuant to the 2004 Order, has provided to the attorneys for the UCC the discovery already produced by the Company to PharmAthene in the PharmAthene litigation. No document requests or deposition subpoenas have been served by the UCC on the Company.

The POR provides that, subject to confirmation and upon the effective date of the POR, all claims sought to be investigated by the UCC in connection with the UCC 2004 Motion will be released.

NASDAQ/OTC Markets

On September 16, 2014, the Company received a letter from the NASDAQ Stock Market LLC asserting that, based on the Company’s chapter 11 filing, the Company no longer met the continuing listing requirements necessary to maintain its listing on the NASDAQ Stock Market and would be promptly delisted. On March 18, 2015, after the expiration of an extension of time granted pursuant to a Company appeal, the Company received a letter from the NASDAQ hearings panel stating that the Company’s securities would be delisted from the NASDAQ Stock Market. On March 20, 2015, the Company’s common shares were suspended from trading on the NASDAQ Global Market at the opening of business and the Company’s shares began trading on the OTC Markets under the “SIGAQ” symbol.

Basis of presentation

The consolidated financial statements are presented in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and reflect the consolidated financial position, results of operations and cash flows for all periods presented.

Certain prior period amounts have been reclassified to the current period presentation, primarily related to human resources and recruiting activities from research and development to selling, general and administrative.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s ability to continue as a going concern will be impacted by the Delaware Supreme Court Affirmation, as well as the resolution of the Company’s chapter 11 case. As of December 31, 2015, the accrued obligation under the Delaware Court of Chancery Final Order and Judgment, including post-judgment interest, is estimated to be $205 million (see above, for the Company’s “Plan of Reorganization” for additional information). In addition, as of December 31, 2015, the Company has a net capital deficiency of $284 million. These factors raise substantial doubt about the Company’s ability to continue as a going concern. As such, the realization of assets and the satisfaction of liabilities are subject to uncertainties. The accompanying financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.